Segment Information - Analysis of Carrying Amount of Non-Current Assets, Being Property, Plant and Equipment, Exploration and Evaluation Assets and Other Intangible Assets and Leasehold Land Prepayments Analysed by Geographical Area (Detail)
₨ in Millions, $ in Millions
	Mar. 31, 2021 INR (₨)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 INR (₨)
Disclosure of geographical areas [line items]
Non current assets	₨ 1,025,897	$ 14,026	₨ 1,040,012
India [member]
Disclosure of geographical areas [line items]
Non current assets	954,629	13,052	973,821
South Africa [member]
Disclosure of geographical areas [line items]
Non current assets	44,486	608	37,231
Namibia [member]
Disclosure of geographical areas [line items]
Non current assets	8,870	121	7,500
Taiwan [member]
Disclosure of geographical areas [line items]
Non current assets	10,029	137	11,620
Others [member]
Disclosure of geographical areas [line items]
Non current assets	₨ 7,883	$ 108	₨ 9,840